Fees Summary	Oct. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 40,622,088.70
Previously Paid Amount
Total Fee Amount	5,609.91
Total Offset Amount	2,301.28
Net Fee	$ 3,308.63	[1]

[1]	The filing fee due for this Registration Statement is $5,609.91. In connection with the Registration Statement on Form S-1 (No. 333-278913) filed on April 24, 2024, the registrant paid a filing fee in the amount of $3,690.00 and, as described further below, such previously paid fee offsets the filing fee currently due pursuant to Rule 457(p) of the Securities Act. As a result, the net fee due for this filing is $3,308.63.